UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         MARCH 31, 2002
                                               ---------------------------------

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):       [   ] is a restatement.
                                             [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     YEAGER, WOOD & MARSHALL, INC.
          -----------------------------
Address:  630 FIFTH AVENUE, STE 2900
          -----------------------------
          NEW YORK, N.Y.  10111
          -----------------------------

Form 13F File Number:      28-113
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         GORDON M. MARCHAND
              ------------------
Title:        VICE PRESIDENT, TREASURER & CORPORATE SECRETARY
              ------------------------------------------------
Phone:        212-765-5350
              ------------

Signature, Place, and Date of Signing:

/S/ GORDON M. MARCHAND       NEW YORK, NY           MAY 10, 2002
----------------------      -----------------       ------------
    [Signature]               [City, State]            [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                  -------------

Form 13F Information Table Entry Total:                 21
                                                  -------------

Form 13F Information Table Value Total:           $ 338,810,546
                                                  -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE






                                    FORM 13F
            NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                     #28-113
                                  DATE: 3/31/02
   ITEM 1:                ITEM 2:       ITEM 3:    ITEM 4:   ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
NAME OF ISSUER         TITLE OF CLASS   CUSIP   FAIR MARKET SHARES OR INVESTMENT DISCRETION    MANAGER    VOTING AUTHORITY
--------------         --------------   -----   ----------- --------- ---------------------    -------    ----------------
                                       NUMBER      VALUE   PRINC.AMT.   SOLE  SHARED    OTHER            SOLE  SHARED  NONE
                                       ------      -----   ----------   ----  ------    -----            ----  ------  ----

ABBOTT LABORATORIES    COMMON STOCK   002824100      14,106     268,172      X                          134300           133872
AUTOMATIC DATA         COMMON STOCK   053015103      15,961     273,912      X                          117000           156912
 PROCESSING, INC.
AMERICAN INT'L GROUP   COMMON STOCK   026874107      17,144     237,653      X                           92765           144888
COLGATE-PALMOLIVE CO   COMMON STOCK   194162103      16,293     285,084      X                          132000           153084
GILLETTE COMPANY       COMMON STOCK   375766102      14,235     418,553      X                          205724           212829
HOME DEPOT INC.        COMMON STOCK   437076102      20,832     428,545      X                          172650           255895
JOHNSON & JOHNSON      COMMON STOCK   478160104      21,090     324,714      X                          141100           183614
COCA COLA COMPANY      COMMON STOCK   191216100      16,591     317,466      X                          146300           171166
MARRIOTT INTERNAT'L    COMMON STOCK   571903202      16,311     362,880      X                          161000           201880
MCDONALD'S CORP        COMMON STOCK   580135101      15,540     559,996      X                          258900           301096
MARSH & MCLENNAN CO    COMMON STOCK   571748102      11,189      99,250      X                           62500            36750
MERCK & CO. INC.       COMMON STOCK   589331107      13,168     228,695      X                          112700           115995
MICROSOFT CORP         COMMON STOCK   594918104         567       9,400      X                                             9400
PFIZER, INC.           COMMON STOCK   717081103      18,045     454,075      X                          189500           264575
STARBUCKS CORP.        COMMON STOCK   855244109      22,589     976,620      X                          398720           577900
STAPLES INC.           COMMON STOCK   855030102      15,969     799,670      X                          395625           404045
STATE STREET CORP.     COMMON STOCK   857477103      21,026     379,660      X                          140700           238960
TIFFANY & COMPANY      COMMON STOCK   886547108      18,903     531,740      X                          203970           327770
UNITED PARCEL SRVCE    COMMON STOCK   911312106      12,689     208,700      X                          124400            84300
WAL-MART STORES        COMMON STOCK   931142103      24,174     394,361      X                          150913           243448
WM. WRIGLEY, JR. CO.   COMMON STOCK   982526105      12,388     232,372      X                          124100           108272
GRAND TOTAL:                                    338,810,546